Share based payments - Rollforward (Details)	12 Months Ended
	Dec. 31, 2023 EquityInstruments € / shares	Dec. 31, 2022 EquityInstruments € / shares	Dec. 31, 2021 EquityInstruments € / shares	Dec. 31, 2020 EquityInstruments € / shares
Share based payments
Outstanding at the beginning of the year | EquityInstruments	10,816,856	8,579,837	6,929,111
Granted during the year | EquityInstruments	1,538,400	3,127,239	2,493,433
Forfeited during the year | EquityInstruments	(544,676)	(607,430)	(701,753)
Exercised during the year | EquityInstruments	(61,560)	(282,790)	(140,954)
Expired during the year | EquityInstruments	(276,500)
Outstanding at the end of the year | EquityInstruments	11,472,520	10,816,856	8,579,837
Exercisable | EquityInstruments	5,836,538	2,574,218	1,751,013	1,168,967
Weighted average exercise price at beginning of the year | € / shares	€ 83.12	€ 92.69	€ 103.95
Granted during the period | € / shares	35.53	54.71	64.76
Forfeited during the year | € / shares	80.31	100.00	118.53
Exercised during the period | € / shares	28.75	23.68	23.51
Expired during the year | € / shares	49.00
Weighted average exercise price at end of the year | € / shares	77.93	83.12	92.69
Exercisable | € / shares	€ 101.93	€ 70.26	€ 56.64	€ 37.84